N-4	Mar. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
On or about April 11, 2025, (the “Reorganization Date”) the PSF Mid-Cap Growth II Portfolio will be reorganized into and with the PSF PGIM Jennison Growth II Portfolio, and the PSF Natural Resources II Portfolio will be reorganized into and with the PSF PGIM Jennison Blend II Portfolio. As a result, the Subaccounts that invest in the PSF Mid-Cap Growth II and PSF Natural Resources II Portfolios will also be reorganized into and with Subaccounts that invest in the PSF PGIM Jennison Growth II and PSF PGIM Jennison Blend II Portfolios, respectively.

The following table provides additional information about the PSF PGIM Jennison Growth II and PSF PGIM Jennison Blend II Portfolios:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-Year Return	5-Year Return	10-Year Return
Growth	PSF PGIM Jennison Growth Port II1 PGIM Investments	1.02%	30.35%	17.36%	15.87%
Growth	PSF PGIM Jennison Blend Port II1 PGIM Investments	0.86%	25.80%	13.79%	11.85%
[1] These investment options are closed to new investments.

On the PSF Reorganization Date, any Accumulation Value held in the PSF Mid-Cap Growth II Subaccount will be allocated to the PSF PGIM Jennison Growth II Subaccount, and any Accumulation Value held in the PSF Natural Resources II Subaccount will be allocated to the PSF PGIM Jennison Blend II Subaccount.

After the PSF Reorganization Date, the PSF PGIM Jennison Growth II and PSF PGIM Jennison Blend II Subaccounts will remain closed to new investment allocations. Any Accumulation Value you have in these Subaccounts can remain there unless you order the transfer or withdrawal of the Accumulation Value from the Subaccounts. Any order to allocate Net Premium and transfer Accumulation Value to the PSF Mid-Cap Growth II, the PSF Natural Resources II, the PSF PGIM Jennison Growth II, or the PSF PGIM Jennison Blend II Subaccounts received after the Reorganization Date will be refused and any premium received with the order will be returned to you without interest. An “order” includes any “standing” allocation instructions we have on file that list these Subaccounts. If your on-file allocation instructions include these Subaccounts, please contact us (as described below) to change your instructions for allocating any future Net Premium and to avoid delays in your investment allocations.

Prospectuses Available [Text Block]
On or about April 11, 2025, (the “Reorganization Date”) the PSF Mid-Cap Growth II Portfolio will be reorganized into and with the PSF PGIM Jennison Growth II Portfolio, and the PSF Natural Resources II Portfolio will be reorganized into and with the PSF PGIM Jennison Blend II Portfolio. As a result, the Subaccounts that invest in the PSF Mid-Cap Growth II and PSF Natural Resources II Portfolios will also be reorganized into and with Subaccounts that invest in the PSF PGIM Jennison Growth II and PSF PGIM Jennison Blend II Portfolios, respectively.

C000013891 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Port II1 PGIM Investments
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.35%
Average Annual Total Returns, 5 Years [Percent]	17.36%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000033337 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Port II1 PGIM Investments
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	25.80%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	11.85%